Fair Value Measurement	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

13. FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured its financial assets and liabilities, including cash and cash equivalents, restricted cash, warrants and convertible notes at fair value on a recurring basis as of December 31, 2020 and September 30, 2021. Cash and cash equivalents, restricted cash and convertible notes are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The fair value of the warrant liability is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the warrant liability, the Company used the Monte Carlo that assumes optimal exercise of the Company’s redemption option at the earliest possible date. See Note 12.

As of December 31, 2020 and September 30, 2021, information about inputs for the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follow:

	Fair Value Measurement as of December 31, 2020
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$21,496	—	—	$21,496
Restricted cash	19,700	—	—	19,700
Total	$41,196	—	—	$41,196
	Fair Value Measurement as of September 30, 2021
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$572,609	—	—	$572,609
Restricted cash	39,900	—	—	39,900
Total financial asset	$612,509	—	—	$612,509
Warrant liability	$—	—	2,461	$2,461
Total financial liability	$—	—	2,461	2,461

The following is a reconciliation of the beginning and ending balances for Level 3 convertible notes during the nine months ended September 30, 2021:

(In thousands)	Convertible Notes
Balance as of January 1, 2021	$—
Issuance of convertible notes	57,500
Changes in fair value of convertible notes	9,861
Conversion as of Merger	(67,361)
Balance as of September 30, 2021	$—

The following is a reconciliation of the beginning and ending balances for Level 3 warrant liability during the nine months ended September 30, 2021:

(In thousands)	Warrant Liability
Balance as of January 1, 2021	$—
Assumed warrant liability upon Merger	3,574
Changes in fair value	(1,113)
Balance as of September 30, 2021	$2,461

Measured or disclosed at fair value on a nonrecurring basis

The Group measured the long-lived assets using the income approach — discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.